Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method
a.	The following tables present the changes in investments in associates and joint ventures accounted for using the equity method as of December 31, 2019 and 2018:

							Share of		Foreign	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Increase	of
Taxpayer ID				Ownership	1-1-2019	Additions	(Loss)	Declared	Translation	(Decrease)	12-31-2019
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,052,983	—	(254,132)	(1,518,880)	130,235	—	1,410,206
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	9,473,711	—	695,437	(4,069,920)	—	—	6,099,228
76.014.570-K	Enel Argentina S.A.	Argentina	Angentine peso	0.08%	300,198	—	104,335	—	(95,726)	93,101	401,908
76.364.085-K	Energía Marina SpA.	Chile	Chilean peso	25.00%	46,639	131,647	(179,551)	—	—	18,511	17,246
				TOTAL	12,873,531	131,647	366,089	(5,588,800)	34,509	111,612	7,928,588

							Share of		Foreign	Other	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of
Taxpayer ID				Ownership	1-1-2018	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2018
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,783,316	—	805,972	(1,884,140)	347,835	—	—	3,052,983
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	—	4,205,233	—	1,734,508	—	—	—	(5,939,741)	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	0.08%	8,818,759	—	654,952	—	—	—	—	9,473,711
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	105,146	—	86,021	—	(108,069)	—	217,100	300,198
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	25.00%	—		(91,213)				137,852	46,639
				TOTAL	16,912,454	—	3,190,240	(1,884,140)	239,766	—	(5,584,789)	12,873,531

(*)See section b) below

Individual balance sheet considered for the liquidation process

CENTRALES HIDROELECTRICAS DE AYSEN S.A.	Liquidation Balance	Recognized by Enel Generación (51%)

	09-07-18	09-07-18
ASSETS	ThCh$	ThCh$

CURRENT ASSETS

Cash and cash equivalents	72,339	36,892
Current accounts receivable from related parties	56,021	28,571
TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

Property, plant and equipment	11,603,281	5,917,673
TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

TOTAL ASSETS	11,731,641	5,983,136

	09-07-18	09-07-18
CURRENT LIABILITIES	ThCh$	ThCh$

Other current provisions	83,403	42,535
TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY

Issued capital	188,855,665	96,316,389
Retained earnings	(177,207,427)	(90,375,788)
TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY	11,731,641	5,983,136

Summary of Financial Information from Financial Statements of Main Joint Ventures

The following tables present information from the statement of financial position and statement of income as of and for the year ended December 31, 2019 and 2018, on the main joint ventures:

	Centrales Hidroeléctricas		Transmisora Eléctrica
	de Aysén S.A. (*)		de Quillota Ltda.
	(—)%	(—)%	50.0%	50.0%
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	—	3,346,667	9,360,553
Total non-current assets	—	—	10,834,220	11,530,788
Total current liabilities	—	—	365,640	235,264
Total non-current liabilities	—	—	1,616,791	1,708,660
Cash and cash equivalents	—	—	2,403,904	8,185,391
Revenues	—	—	3,191,566	3,003,757
Other fixed operating expenses	—	(125,182)	(768,866)	(758,607)
Depreciation and amortization expense	—	—	(782,800)	(784,364)
Other Income	—	3,526,179	6,087	—
Interest income	—	—	152,370	187,601
Income tax expense	—	—	(407,478)	(349,848)
Profit (loss)	—	3,400,997	1,390,879	1,309,903
Other comprehensive income	—	—	—	—
Comprehensive income	—	3,400,997	1,390,879	1,309,903

Summary of Financial Information from Financial Statements of Investments in Associates

	As of December 31, 2019
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	67,419,256	1,615,973,312	161,197,047	1,517,964,903	582,441,735	(583,204,131)	(762,396)	389,843	(372,553)

	As of December 31, 2018
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,062)	2,418,157	1,043,609	3,461,766